Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 46,119	$ 36,333	$ 83,492
Short-term investments	0	18,915	35,040
Prepaid expenses and other current assets	3,026	1,835	1,243
Total current assets	49,145	57,083	119,775
Property and equipment, net	12,892	9,866	6,446
Advance payments for property and equipment	351	76	695
Operating lease right-of-use assets	26,425	2,024
Other non-current assets	7,018	4,693	659
Total assets	95,831	73,742	127,575
Current liabilities:
Accounts payable	2,836	2,605	789
Accrued expenses and other current liabilities	5,711	3,175	3,221
Deferred rent, current portion			939
Operating lease liabilities, current portion	992	2,921
Total current liabilities	9,539	8,701	4,949
Deferred rent, net of current portion			969
Operating lease liabilities, net of current portion	30,228	209
Other non-current liabilities			2
Total liabilities	39,767	8,910	5,920
Commitments and contingencies
Stockholders' deficit
Common stock	7	5	5
Additional paid-in capital	4,315	2,802	1,595
Accumulated other comprehensive loss		(5)	(7)
Accumulated deficit	(157,579)	(101,833)	(43,801)
Total stockholders' deficit	(153,257)	(99,031)	(42,208)
Total liabilities, convertible preferred stock and stockholders' deficit	95,831	73,742	127,575
Series Seed Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	15,924	15,924	15,924
Series A Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	77,736	77,736	77,736
Series B1 Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	57,703	57,703	57,703
Series B2 Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock	$ 57,958	$ 12,500	$ 12,500